UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, s# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     May 1, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $298,364 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVO INC                       COM              007585102     4673   167000 SH       SOLE                    24100        0   142900
AFFORDABLE RESIDENTIAL CMTYS   COM              008273104     1522   157100 SH       SOLE                    22600        0   134500
BALDWIN & LYONS INC            CL B             057755209     5132   211875 SH       SOLE                    30600        0   181275
BRIGGS & STRATTON CORP         COM              109043109     6064   220100 SH       SOLE                    31900        0   188200
BROWN & BROWN INC              COM              115236101     8123   265800 SH       SOLE                    37300        0   228500
CSG SYS INTL INC               COM              126349109     5262   199100 SH       SOLE                    28600        0   170500
CATALINA MARKETING CORP        COM              148867104     2673    97200 SH       SOLE                    14000        0    83200
CHARLES RIV LABS INTL INC      COM              159864107     4749   109400 SH       SOLE                    15700        0    93700
DEVRY INC DEL                  COM              251893103     6447   303100 SH       SOLE                    43600        0   259500
DOLLAR TREE INC                COM              256747106     6570   212200 SH       SOLE                    30500        0   181700
DOREL INDUSTRIES INC           CL B SUB VTG     25822C205    16912   662998 SH       SOLE                   140198        0   522800
ETHAN ALLEN INTERIORS INC      COM              297602104     4620   133300 SH       SOLE                    19100        0   114200
G & K SVCS INC                 COM              361268105     2812    77181 SH       SOLE                    11081        0    66100
GILDAN ACTIVEWEAR INC          COM              375916103    19192   393900 SH       SOLE                   100000        0   293900
HEARTLAND EXPRESS INC          COM              422347104     5215   332596 SH       SOLE                    47932        0   284664
HEWITT ASSOCS INC              COM              42822Q100     9803   404100 SH       SOLE                    58100        0   346000
HILB ROGAL & HOBBS CO          COM              431294107     7843   183900 SH       SOLE                    26600        0   157300
HOUSEVALUES INC                COM              44183Y102     5084   870500 SH       SOLE                   125300        0   745200
INTERACTIVE DATA CORP          COM              45840J107    12493   626200 SH       SOLE                    89800        0   536400
INTERNATIONAL SPEEDWAY CORP    COM              460335201    10118   203000 SH       SOLE                    29500        0   173500
ISHARES TR                     RUSSELL 2000     464287655      821    11400 SH       SOLE                        0        0    11400
JACKSON HEWITT TAX SVCS INC    COM              468202106     7211   240300 SH       SOLE                    34500        0   205800
JOS A BANK CLOTHIERS INC       COM              480838101     2786    93000 SH       SOLE                    13400        0    79600
LHC GROUP INC                  COM              50187A107     1620    72600 SH       SOLE                     9900        0    62700
LEARNING TREE INTL INC         COM              522015106     6382   785000 SH       SOLE                   113200        0   671800
RLI CORP                       COM              749607107    10955   215700 SH       SOLE                    31200        0   184500
RITCHIE BROS AUCTIONEERS       COM              767744105     8090   150900 SH       SOLE                    33000        0   117900
SABRE HLDGS CORP               CL A             785905100     3756   160600 SH       SOLE                    23200        0   137400
SAFENET INC                    COM              78645R107     2856   157000 SH       SOLE                    22600        0   134400
SAGA COMMUNICATIONS INC        COM NEW          786598300     4482   579050 SH       SOLE                    83225        0   495825
SELECT COMFORT CORP            COM              81616X103     3978   181800 SH       SOLE                    26250        0   155550
SOTHEBYS                       COM              835898107     9733   301900 SH       SOLE                    43700        0   258200
STANTEC INC                    COM              85472N109    13466   734400 SH       SOLE                   152900        0   581500
TEMPUR PEDIC INTL INC          COM              88023U101     6971   406000 SH       SOLE                    58700        0   347300
USA MOBILITY INC               COM              90341G103     9956   435900 SH       SOLE                    62600        0   373300
UNIVERSAL HLTH SVCS INC        COM              913903100    11123   185600 SH       SOLE                    26700        0   158900
UNIVERSAL TECHNICAL INST INC   COM              913915104     2442   136500 SH       SOLE                    19700        0   116800
VITRAN CORPORATION             COM              92850E107     8232   443550 SH       SOLE                    96900        0   346650
WADDELL & REED FINL INC        COM              930059100     9415   380400 SH       SOLE                    55000        0   325400
WEST CORP                      COM              952355105     7472   154700 SH       SOLE                    22300        0   132400
WILEY JOHN & SONS INC          COM              968223206     5535   153700 SH       SOLE                    22200        0   131500
WORLD WRESTLING ENTMT INC      COM              98156Q108     7625   464100 SH       SOLE                    66800        0   397300
YANKEE CANDLE INC              COM              984757104     8971   306500 SH       SOLE                    44000        0   262500